Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($)	Nov. 02, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)
Subordinated Liabilities [Line Items]
Face value	$ 6,789,847			$ 6,555,375
Total	8,416			6,995
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Total	8,416			6,995
Subordinated debt [member] | Debentures series 20 [member]
Subordinated Liabilities [Line Items]
Face value	$ 150			150
Maturity date	December 2025 to 2040
Interest rate (%)	8.25%		8.25%
Redeemable at our option beginning in	Not redeemable
Total	$ 146			145
Subordinated debt [member] | Series H Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000	$ 1,000		1,000
Maturity date	December 2025
Interest rate (%)	3.34%		3.34%
Redeemable at our option beginning in	December 2020
Total	$ 961			983
Subordinated debt [member] | Series I Medium Term Notes First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250			1,250
Maturity date	June 2026
Interest rate (%)	3.32%		3.32%
Redeemable at our option beginning in	June 2021
Total	$ 1,242			1,230
Subordinated debt [member] | Series I Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 850			850
Maturity date	June 2027
Interest rate (%)	2.57%		2.57%
Redeemable at our option beginning in	June 2022
Total	$ 833			820
Subordinated debt [member] | Three point eight zero three percentage Subordinated Notes due 2032 [Member]
Subordinated Liabilities [Line Items]
Face value			$ 1,250		$ 1,250
Maturity date	December 2032
Interest rate (%)	3.80%		3.80%
Redeemable at our option beginning in	December 2027
Total	$ 1,771			1,646
Subordinated debt [member] | Four point three three eight percentage Subordinated Notes due 2028[Member]
Subordinated Liabilities [Line Items]
Face value			$ 850		$ 850
Maturity date	October 2028
Interest rate (%)	4.34%		4.34%
Redeemable at our option beginning in	October 2023
Total	$ 1,219			1,180
Subordinated debt [member] | Series J Medium Term Notes First Tranche [Member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000			1,000
Maturity date	September 2029
Interest rate (%)	2.88%		2.88%
Redeemable at our option beginning in	September 2024
Total	$ 996			991
Subordinated debt [member] | Series J Medium-Term Notes, Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250			$ 1,250
Maturity date	June 2030
Interest rate (%)	2.08%		2.08%
Redeemable at our option beginning in	June 2025
Total	$ 1,248